Label	Element	Value
Boston Common ESG Impact Emerging Markets Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Boston Common ESG Impact Emerging Markets Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Boston Common ESG Impact Emerging Markets Fund (the “Emerging Markets Fund” or “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Emerging Markets Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Emerging Markets Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Emerging Markets Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above example, affect the Fund’s performance. The Fund’s portfolio turnover rate for the Fund’s last fiscal year is not provided because the Fund had not commenced operations prior to the date of this Prospectus.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Emerging Markets Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Emerging Markets Fund’s operating expenses remain the same (except that the example reflects the fee reduction/expense reimbursement arrangement through January 31, 2024).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Boston Common Asset Management, LLC (“Boston Common” or the “Adviser”) seeks to preserve and build capital over the long term through investing in a diversified portfolio of common stocks , American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) of companies we believe are high quality (lower debt/total capital, earnings stability and stable cash flow), sustainable and undervalued. We seek companies with sound governance and histories of responsible financial management that we believe are capable of consistent, visible profitability over a long time horizon. We look for indicators of quality in firms if they are experiencing superior growth and operating successfully in their respective economic sectors. We measure a firm’s growth by comparing its products or services or improving competitive conditions among its peers. We then determine whether any of the individual firms appear to be trading at discounts to their intrinsic value. Here our research-driven conviction is enhanced by our 360-degree perspective where we integrate financial and environmental, social, and governance (“ESG”) criteria into the stock selection process. We believe markets typically misvalue the risks and opportunities presented by ESG issues, both in terms of the timing and the magnitude of outcomes. We believe shareowner engagement plays a critically important role in raising the sustainability profile of our portfolios and empowers company management to be long-term in its focus.
Boston Common’s ESG research process integrates information from disparate sources to form a holistic understanding of corporate performance. We may incorporate information from one or more third party ESG research providers, news sources, non-governmental organizations, and company and industry contacts. The Fund’s primary third party ESG research providers are MSCI ESG Ratings, MSCI ESG Metrics, MSCI ESG BISR Individual Screens, MSCI ESG Controversies, MSCI ESG BISR Global Sanctions, MSCI ESG Climate Change Metrics, ISS Climate Impact Reporting, Vigeo-Eiris, and Lexis-Nexis. We endeavor to integrate financial and sustainability factors into our investment process because we believe ESG research helps us identify companies that will be successful over the long-term. We evaluate companies on (E)nvironmental issues, looking for organizations that demonstrate a higher level of environmental responsibility than their peers and understand that natural resources are limited. We favor companies that conserve natural resources, reduce volume and toxicity of waste generated, and manage direct and indirect greenhouse gas emissions. We assess a company’s commitment to (S)ocial standards including human rights, animal welfare, workplace health and safety, and fair treatment of employees globally. We appraise companies’ adherence to best practices in (G)overnance, including policies favoring transparency and accountability to shareholders, and a commitment to diversity. As a result, we believe ESG research helps improve portfolio quality and financial return potential.
Boston Common’s principal belief is that companies with better ESG performance tend to serve as better long-term investments. Boston Common does not prioritize ESG impacts over returns and will not purchase a security for ESG purposes that has not met our financial criteria as it relates to an attractive balance of fundamentals and valuations.

The Fund’s ESG issue areas, which affect people and the planet include, but are not limited to, the following: environment, energy, human rights and employment, community, product purity and safety, governance, and labor and employment. The Fund excludes tobacco, alcoholic beverages, gambling, animal welfare and weapons.
Boston Common’s ESG research process integrates information from disparate sources to form a holistic understanding of corporate performance. The Adviser reviews company filings, trade journals, and industry reports to understand a company’s products and activities, and place it in context with its peers. We search business and news databases covering over 11,000 publications to capture events and analyses related to corporate practices. Boston Common references additional databases that document defense contracts, legal proceedings, and environmental violations, plus we subscribe to specialized ESG data services. The portfolio managers communicate regularly with trade unions, nongovernmental organizations, activist groups, and government agencies about corporate behavior on the ground and in the far reaches of the world. Boston Common queries corporate management through meetings, letter campaigns, emails, and phone calls about areas of particular concern. Drawing on this mosaic of sources, our analysts distill conclusions about a company’s overall profile across the full set of ESG issue areas.

Boston Common selects stocks through bottom-up, fundamental research, while maintaining a disciplined approach to valuation and risk control. We may sell a security when its price reaches a set target if we believe that other investments are more attractive, or for other reasons we may determine.
Boston Common excludes companies that: (1) receive significant revenues (>5%) or have leading market share in production and marketing of tobacco products, including components; (2) receive significant revenues (>5%) or have leading market share in production and marketing of alcoholic beverages, including components; (3) receive significant revenues (>5%) or have leading market share from gambling devices or activities including lotteries and hotels with casinos; (4) operate or have direct equity ownership of nuclear power plants, mine or process uranium for fuel supply crucial components of nuclear power reactors (zero tolerance); (5) receive significant revenues (>10%) from nuclear power plant design, construction, maintenance or parts; (6) demonstrate a history and pattern of marketing unsafe products, asserting false marketing claims, or engaging in irresponsible marketing; (7) engage in irresponsible animal testing or widespread abuses of animals, such as in entertainment and factory farming; (8) receive significant revenues (>5%) from the production of firearms or military weapons systems, including key components; (9) produce or manufacture biological, chemical, or nuclear weapons, anti-personnel landmines, or cluster munitions (zero tolerance); and (10) rank in the top 50 global defense contractors for weapons.
We use our voice as a shareowner to raise environmental, social, and governance issues with the management of select portfolio companies through a variety of channels. These may include engaging in dialogue with management, participating in shareholder proposal filings, voting proxies in accordance with our proxy voting guidelines, and participating in the annual shareholder meeting process. Through this effort, we seek to encourage a company’s management toward greater transparency, accountability, disclosure and commitment to ESG issues. In order to prioritize the Adviser’s focus and impact, Boston Common has established a three-year engagement framework with two to three key initiatives across our three sustainability pillars -environmental, social and governance. Boston Common continues to review these initiatives on an annual basis and track engagement impact through our reporting.
Boston Common reviews ESG-related impacts by actively encouraging shareholders to participate in proxy voting. Boston Common reviews its custom proxy voting policy prior to the proxy season to ensure the Adviser’s custom voting policy captures the desired corporate engagements’ expectations. Boston Common reviews the proxy voting results with its proxy vendor's custom policy team at the end of the proxy season to ensure the expected outcomes were achieved.

Additionally, Boston Common measures and monitors its ESG engagement related impact by compiling the results of its direct dialogue with various portfolio holdings and the shareholder proposals initiated by Boston Common. In addition, Boston Common participates in both dialogue and shareholder proposals initiated by various industry-led coalition groups.
The Emerging Markets Fund will normally invest at least 80% of its net assets, plus borrowings for investment purposes, in the equity securities of companies either located in emerging market countries or which derive the majority of their revenue from emerging market countries and that meet the Adviser’s ESG criteria. Equity securities include common and preferred stocks, as well as in securities that are convertible into common stocks. The Emerging Markets Fund may also invest directly in securities denominated in foreign currencies or it may invest indirectly through ADRs, EDRs, and GDRs. The Emerging Markets Fund may also invest in other investment companies (including business development companies), exchange-traded funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to certain markets while maintaining liquidity. The Adviser considers emerging markets to be those countries included in the MSCI Emerging Markets Index or classified by World Bank, the International Finance Corporation, and the United Nations (and its agencies). These countries are typically located in Central and Eastern Europe, Africa, the Middle East, Asia and Central and South America. The Emerging Markets Fund generally seeks to invest in companies that have market capitalizations of $2 billion or greater. The Fund may, from time to time, have significant exposure to one or more sectors of the market.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Emerging Markets Fund will normally invest at least 80% of its net assets, plus borrowings for investment purposes, in the equity securities of companies either located in emerging market countries or which derive the majority of their revenue from emerging market countries and that meet the Adviser’s ESG criteria.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is the risk that you could lose all or a portion of your investment in the Fund. The following risks are considered principal to the Fund and could affect the value of your investment in the Fund:

•ESG Policy Risk: The Emerging Markets Fund’s ESG policy could cause the Emerging Markets Fund to perform differently compared to similar funds that do not have such a policy. This ESG policy may result in the Emerging Markets Fund foregoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. The Emerging Markets Fund will vote proxies in a manner which is consistent with its ESG criteria, which may not always be consistent with maximizing short-term performance of the issuer.
•Emerging Markets Risk: Emerging markets may involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar.
•Impact Investing Risk: The Fund may not succeed in generating a positive ESG and/or social impact. The Fund’s incorporation of ESG and/or social impact criteria into its investment process may cause the Fund to perform differently from a fund that uses a different methodology to identify and/or incorporate ESG and/or social impact criteria or relies solely or primarily on financial metrics. In addition,it may cause it to forego opportunities to buy certain securities that otherwise might be advantageous, or to sell securities when it might otherwise be advantageous to continue to hold these securities. The definition of “impact investing” will vary according to an investor’s beliefs and values. There is no guarantee that Boston Common’s definition of impact investing, ESG security selection criteria, or investment judgment will reflect the beliefs or values of any particular investor. To the extent Boston Common references third-party research and analytics in conducting its proprietary analysis, there is no guarantee that the data will be accurate. Third-party providers may be less effective at rating companies located in the emerging markets and ratings may not be available from time to time.
•Foreign Securities Risk: Foreign securities are typically subject to increased risks as compared to U.S. securities, and include risks associated with: (1) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the United States or some foreign countries may be subject to trading restrictions; (2) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the United States; (3) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards as U.S. issuers, (4) greater volatility; and (5) currency fluctuations.
•Specific Country or Region Risk: Investing a significant portion of assets in one country or region makes the Fund more dependent upon the political and economic circumstances of that particular country or region.
◦Eurozone Investment Risk - The Economic and Monetary Union of the European Union (EMU) is comprised of the European Union (EU) members that have adopted the euro currency. By adopting the euro as its currency, a member state relinquishes control of its own monetary policies and is subject to fiscal and monetary controls. EMU members could voluntarily abandon, or be forced out of, the euro. Such events could impact the market values of Eurozone and various other securities and currencies, cause redenomination of certain securities into less valuable local currencies and create more volatile and illiquid markets. Certain countries and regions in the EU are experiencing significant financial difficulties. Some of these countries may be dependent on assistance from other European governments and institutions or agencies. One or more countries could depart from the EU, which could weaken the EU and, by extension, its remaining members.
◦Asia Investment Risk - Investments in countries in the Asian region will be impacted by the market conditions, legislative or regulatory changes, competition, or political, economic and other developments in Asia. Investments in China may subject the Fund to certain additional risks, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), trading halts, imposition of tariffs, limitations on repatriation and differing legal standards.
•Equity Risk: Common stocks are susceptible to general stock market fluctuations which may result in volatile increases and decreases in value. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.
The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
•Depositary Receipt Risk: Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.
•ETF Trading Risk: To the extent the Fund invests in ETFs, it is subject to additional risks that do not apply to mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact the Fund’s ability to sell its shares of an ETF. Where all or portion of the ETF’s underlying securities trade in a market that is closed when the market in which the ETF shares and listed in trading is open, there may be changes between the last quote and the closed foreign market and the value of such security during the ETF’s domestic trading day.
•Foreign Currency Risk: Currency movements may negatively impact value even when there is no change in value of the security in the issuer’s home country. Currency management strategies may substantially change the Emerging Markets Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as Boston Common expects.
•Investments in Other Investment Companies: To the extent the Fund invests in shares of other investment companies, you will indirectly bear fees and expenses charged by those investment companies and will be subject to the risks that those investment companies are subject to.
•Large Companies Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
•Management Risk: Boston Common may fail to implement the Emerging Markets Fund’s investment strategies or meet its investment objective.
•Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. In addition, because of interdependencies between markets, events in one market may adversely impact markets or issuers in which the Fund invests in unforeseen ways. Traditionally, liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money.
•Mid and Small-Capitalization Company Risk: Securities of mid-capitalization and small-capitalization companies may have comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges. These securities may also be more difficult to value.
•New Fund Risk: As a new fund, there can be no assurance that the Fund will grow or maintain an economically viable size.
•Sector-Focus Risk: Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available once the Fund has at least one calendar year of performance. Updated performance information is available on the Fund’s website www.bostoncommonfunds.com.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information will be available once the Fund has at least one calendar year of performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bostoncommonfunds.com
Boston Common ESG Impact Emerging Markets Fund | Boston Common ESG Impact Emerging Markets Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BCEMX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.90%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.75%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 398

[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds.

[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	The Adviser has contractually agreed to reduce its fees and/or pay Emerging Markets Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, extraordinary expenses, shareholder servicing fees and any other class specific expenses) in order to limit Total Annual Fund Operating Expenses After Fee Reduction and/or
Expense Reimbursement to 0.99% of the Fund’s average daily net assets (the “Expense Cap”).  The Expense Cap is indefinite, but will remain in effect until at least January 31, 2024 and may be terminated at any time by the Trust’s Board of Trustees (the
“Board”) upon 60 days’ notice to the Adviser, or by the Adviser with consent of the Board.  The Adviser is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years from the date the fees were waived and/or expenses were paid.  This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense
Cap in place at the time of waiver or at the time of reimbursement.